Preferred Stock Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018	Oct. 31, 2016
Class of Warrant or Right [Line Items]
Changes in fair value warrants derivative liabilities	$ 2,148	$ 26
Series A
Class of Warrant or Right [Line Items]
Number outstanding (in shares)						59,440
Exercise price (in dollars per share)	$ 1.36					$ 1.36
Preferred stock warrant liabilities						$ 100
Changes in fair value warrants derivative liabilities	$ 400	0
Series B
Class of Warrant or Right [Line Items]
Number outstanding (in shares)					57,696
Exercise price (in dollars per share)	$ 2.40				$ 2.40
Preferred stock warrant liabilities					$ 100
Changes in fair value warrants derivative liabilities	$ 400	0
Series C
Class of Warrant or Right [Line Items]
Number outstanding (in shares)			218,417	238,274
Exercise price (in dollars per share)	$ 5.04			$ 5.04
Preferred stock warrant liabilities				$ 200
Changes in fair value warrants derivative liabilities	$ 1,200	0
Series C | Maximum
Class of Warrant or Right [Line Items]
Term of warrants				7 years
Series C | Minimum
Class of Warrant or Right [Line Items]
Term of warrants				5 years
Series D
Class of Warrant or Right [Line Items]
Number outstanding (in shares)			71,456
Exercise price (in dollars per share)	$ 10.50		$ 10.50
Preferred stock warrant liabilities			$ 100
Changes in fair value warrants derivative liabilities	$ 200	$ 0
Series D | Maximum
Class of Warrant or Right [Line Items]
Term of warrants			7 years
Series D | Minimum
Class of Warrant or Right [Line Items]
Term of warrants			5 years